SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 696,105	$ 698,949	$ 700,530	$ 692,692
Funds held in an escrow bank account
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 696,105	$ 698,949